Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net earnings (loss)	$ (17)	$ 246	$ 314
Adjustments to reconcile net earnings (loss) to cash from operating activities:
Depreciation and amortization	134	118	102
Deferred income taxes	(20)	39	47
Mandatory deemed repatriation tax	14	112
Reserve on notes receivable from affiliate			16
Loss (income) from affiliates	44	7	(81)
Dividends received from affiliates	23	24	53
Other investment loss (income), net	152	(177)	(69)
Other, net	5	(9)	9
Changes in assets and liabilities, net of acquisitions:
Receivables, net of allowance	(58)	(12)	18
Inventories	(34)	(21)	6
Prepaid expenses	31	(51)	(4)
Other current assets	11	(14)	12
Current liabilities, exclusive of debt	(22)	(25)	23
Other, net	(25)	8	(19)
Net cash from operating activities	238	245	427
Cash flows from investing activities:
Purchase of short-term investments	(1,130)	(767)	(691)
Proceeds from sale of short-term investments	1,191	606	710
Proceeds from maturity of short-term investments	53	59	34
Capital expenditures	(162)	(173)	(158)
Proceeds from sale of fixed assets	5	5	47
Acquisition of businesses	(264)	(54)	(219)
Investments in and advances to affiliates, net	(26)	(87)	(71)
Notes receivable issued to affiliates		(2)	(13)
Principal payments received on notes receivable from affiliates	4	167	12
Purchase of long-term investments	(21)	(12)	(31)
Other, net	1	(8)	6
Net cash from investing activities	(349)	(266)	(374)
Cash flows from financing activities:
Notes payable to banks, net		45	(25)
Proceeds from long-term debt	251	38	3
Principal payments of long-term debt	(46)	(17)	(5)
Repurchase of common stock	(5)
Dividends paid	(7)	(7)
Other, net	(3)	(1)
Net cash from financing activities	190	58	(27)
Effect of exchange rate changes on cash and cash equivalents	(1)	2	1
Net change in cash and cash equivalents	78	39	27
Cash and cash equivalents at beginning of year	116	77	50
Cash and cash equivalents at end of year	$ 194	$ 116	$ 77